Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	330,731,374.39	22,069
Yield Supplement Overcollateralization Amount 04/30/21	11,749,177.29	0
Receivables Balance 04/30/21	342,480,551.68	22,069
Principal Payments	17,640,610.69	624
Defaulted Receivables	392,205.40	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	10,844,997.62	0
Pool Balance at 05/31/21	313,602,737.97	21,426

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.09%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,696,731.90	133
Past Due 61-90 days	559,494.64	27
Past Due 91-120 days	121,726.96	12
Past Due 121+ days	0.00	0
Total	3,377,953.50	172

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	381,571.21
Aggregate Net Losses/(Gains) - May 2021	10,634.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.04%
Prior Net Losses Ratio	0.10%
Second Prior Net Losses Ratio	-0.22%
Third Prior Net Losses Ratio	-0.68%
Four Month Average	-0.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	36.50

Flow of Funds	$ Amount
Collections	19,159,027.78
Investment Earnings on Cash Accounts	453.97
Servicing Fee	(285,400.46)
Transfer to Collection Account	0.00
Available Funds	18,874,081.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	779,944.93
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,909,397.41
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	819,241.69

Total Distributions of Available Funds	18,874,081.29

Servicing Fee	285,400.46
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	325,512,135.38
Principal Paid	17,128,636.42
Note Balance @ 06/15/21	308,383,498.96

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2a
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2b
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-3
Note Balance @ 05/17/21	202,282,135.38
Principal Paid	17,128,636.42
Note Balance @ 06/15/21	185,153,498.96
Note Factor @ 06/15/21	52.7502846%

Class A-4
Note Balance @ 05/17/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	76,260,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	31,320,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	15,650,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	926,203.18
Total Principal Paid	17,128,636.42
Total Paid	18,054,839.60

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10088%
Coupon	0.24088%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	561,332.93
Principal Paid	17,128,636.42
Total Paid to A-3 Holders	17,689,969.35

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8895279
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.4503870
Total Distribution Amount	17.3399149

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5992391
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.7995340
Total A-3 Distribution Amount	50.3987731

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	695.29
Noteholders' Principal Distributable Amount	304.71

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	2,609,619.51
Investment Earnings	221.65
Investment Earnings Paid	(221.65)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$843,921.25	$831,199.41	$1,001,306.58
Number of Extensions	43	38	50
Ratio of extensions to Beginning of Period Receivables Balance	0.25%	0.23%	0.26%